Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Liabilities

	Year Ended December 31,
	2017 $	2016 $
Voyage and vessel	19,404	16,341
Corporate accruals	1,244	1,233
Interest and dividends	3,984	2,527
Payroll and benefits (note 14h)	9,976	8,562
Total	34,608	28,663